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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 ------------------------------------
   Address:      100 West Lancaster Avenue, Suite 200
                 ------------------------------------
                 Wayne PA 19087
                 ------------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------
Name:    Anthony J. Merhige
         -------------------------------
Title:   COO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Anthony J. Merhige             Wayne, PA       February 14, 2012
   -------------------------------    -----------------   -----------------
         Anthony J. Merhige             [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 41
                                        --------------------

Form 13F Information Table Value Total: $632,131
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                                                                        VOTING AUTHORITY
                                                                MARKET            INVESTMENT  OTHER   -------------------
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   VALUE (000s)  SHARES DISCRETION MANAGERS   SOLE  SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE HOLDINGS GP LP             COM UNITS LP   01861G100         9089  174583    Sole           0  174583      0    0
AMERIGAS PARTNERS LP                 UNIT LP INT   030975106          652   14200    Sole           0   14200      0    0
ATLAS PIPELINE PARTNERS LP           UNIT LP INT   049392103          860   23137    Sole           0   23137      0    0
BLUEKNIGHT ENERGY PARTNERS LP         COM UNIT     09625U109         1028  157491    Sole           0  157491      0    0
BREITBURN ENERGY PARTNERS LP       COM UT LTD PTN  106776107         6631  347698    Sole           0  347698      0    0
BUCKEYE PARTNERS LP                UNIT LTD PARTN  118230101        27525  430212    Sole           0  430212      0    0
CROSSTEX ENERGY LP                       COM       22765U102        14606  900465    Sole           0  900465      0    0
DCP MIDSTREAM PARTNERS LP          COM UT LTD PTN  23311P100         3861   81344    Sole           0   81344      0    0
EAGLE ROCK ENERGY PARTNERS LP           UNIT       26985R104        17646 1514719    Sole           0 1514719      0    0
EL PASO PIPELINE PARTNERS LP        COM UNIT LPI   283702108        11978  345994    Sole           0  345994      0    0
ENBRIDGE ENERGY PARTNERS LP              COM       29250R106        34085 1026964    Sole           0 1026964      0    0
ENERGY TRANSFER EQUITY LP          COM UT LTD PTN  29273V100         2806   69147    Sole           0   69147      0    0
ENTERPRISE PRODS PARTNERS L              COM       293792107        87624 1889252    Sole           0 1889252      0    0
EV ENERGY PARTNERS LP                 COM UNITS    26926V107        14916  226337    Sole           0  226337      0    0
EXTERRAN PARTNERS LP                  COM UNITS    30225N105         3973  436643    Sole           0  436643      0    0
GENESIS ENERGY LP                  UNIT LTD PARTN  371927104          490   17500    Sole           0   17500      0    0
HOLLY ENERGY PARTNERS LP           COM UT LTD PTN  435763107        10041  186702    Sole           0  186702      0    0
INERGY LP                           UNIT LTD PTNR  456615103        10733  439535    Sole           0  439535      0    0
KINDER MORGAN INC DEL                    COM       49456B101         5600  174088    Sole           0  174088      0    0
KINDER MORGAN MANAGEMENT LLC             SHS       49455U100        58573  746271    Sole           0  746271      0    0
LEGACY RESERVES LP                   UNIT LP INT   524707304          523   18519    Sole           0   18519      0    0
LINN ENERGY LLC                     UNIT LTD LIAB  536020100         1383   36487    Sole           0   36487      0    0
MAGELLAN MIDSTREAM PARTNERS LP     COM UNIT RP LP  559080106         3472   50411    Sole           0   50411      0    0
MARKWEST ENERGY PARTNERS LP        UT LTD PARTNER  570759100        27964  507876    Sole           0  507876      0    0
MID CON ENERGY PARTNERS LP         COM UNIT REPST  59560V109         8042  438282    Sole           0  438282      0    0
NUSTAR GP HOLDINGS LLC             UNIT RESTG LLC  67059L102          438   13166    Sole           0   13166      0    0
OILTANKING PARTNERS LP                UNIT LTD     678049107        25394  909544    Sole           0  909544      0    0
ONEOK PARTNERS LP                  UNIT LTD PARTN  68268N103          979   16962    Sole           0   16962      0    0
PLAINS ALL AMERN PIPELINE LP       UNIT LTD PARTN  726503105        56132  764223    Sole           0  764223      0    0
PENN VA RESOURCE PARTNERS L              COM       707884102        20822  815577    Sole           0  815577      0    0
REGENCY ENERGY PARTNERS LP          COM UNITS LP   75885Y107        14878  598483    Sole           0  598483      0    0
SPECTRA ENERGY PARTNERS                  COM       84756N109        16485  515811    Sole           0  515811      0    0
SUBURBAN PROPANE PARTNERS LP       UNIT LTD PARTN  864482104          485   10200    Sole           0   10200      0    0
TEEKAY LNG PARTNERS LP              PRTNRSP UNITS  Y8564M105        22784  686875    Sole           0  686875      0    0
TEEKAY OFFSHORE PARTNERS LP        PARTNERSHIP UN  Y8565J101        19298  725499    Sole           0  725499      0    0
TARGA RESOURCES PARTNERS LP           COM UNIT     87611X105        27348  733587    Sole           0  733587      0    0
TESORO LOGISTICS LP                  COM UNIT LP   88160T107        40844 1241466    Sole           0 1241466      0    0
VANGUARD NATURAL RESOURCES L          COM UNIT     92205F106          492   17807    Sole           0   17807      0    0
WESTERN GAS PARTNERS LP            COM UNIT LP IN  958254104          887   21484    Sole           0   21484      0    0
WILLIAMS COS INC DEL                     COM       969457100        19941  609595    Sole           0  609595      0    0
WILLIAMS PARTNERS LP                 COM UNIT LP   96950F104          823   13725    Sole           0   13725      0    0

                                                                   632131